LVIP Global Conservative Allocation Managed Risk Fund
Schedule of Investments
March 31, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–97.57%
INVESTMENT COMPANIES–97.57%
Equity Funds–29.18%
✧✧Lincoln Variable Insurance Products Trust-
LVIP AllianceBernstein Large Cap Growth Fund	524,677	$30,733,489
LVIP Channing Small Cap Value Fund	244,874	2,694,100
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	2,432,037	34,415,760
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	965,827	11,317,558
LVIP Macquarie Mid Cap Value Fund	319,440	13,445,212
LVIP Macquarie Value Fund	1,403,488	35,781,937
LVIP SSGA Mid-Cap Index Fund	1,112,457	13,608,687
LVIP SSGA Nasdaq-100 Index Fund	117,761	1,596,950
LVIP SSGA S&P 500 Index Fund	1,686,244	48,928,054
LVIP SSGA Small-Cap Index Fund	231,956	6,881,210
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	454,870	13,677,948
		213,080,905
Fixed Income Funds–58.80%
✧✧Lincoln Variable Insurance Products Trust-
LVIP BlackRock Inflation Protected Bond Fund	1,583,478	14,640,835
LVIP JPMorgan Core Bond Fund	19,982,011	197,602,111
LVIP JPMorgan High Yield Fund	2,041,108	20,196,768
LVIP Macquarie Bond Fund	14,398,341	167,481,500
LVIP SSGA Bond Index Fund	2,943,032	29,542,158
		429,463,372
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Global Equity Fund–0.29%
✧✧Lincoln Variable Insurance Products Trust– LVIP BlackRock Real Estate Fund	283,476	$2,133,440
		2,133,440
International Equity Funds–9.30%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Franklin Templeton Multi-Factor International Equity Fund	1,335,489	11,684,193
LVIP Loomis Sayles Global Growth Fund	371,168	6,476,133
LVIP MFS International Growth Fund	741,666	15,306,509
LVIP Mondrian International Value Fund	1,047,701	19,497,716
LVIP SSGA International Index Fund	1,328,914	14,979,519
		67,944,070
Total Affiliated Investments (Cost $615,351,087)		712,621,787

UNAFFILIATED INVESTMENT–2.31%
INVESTMENT COMPANY–2.31%
Money Market Fund–2.31%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.29%)	16,918,730	16,918,730
Total Unaffiliated Investment (Cost $16,918,730)		16,918,730

TOTAL INVESTMENTS–99.88% (Cost $632,269,817)	729,540,517
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.12%	841,461
NET ASSETS APPLICABLE TO 60,267,716 SHARES OUTSTANDING–100.00%	$730,381,978

✧✧Standard Class shares.
LVIP Global Conservative Allocation Managed Risk Fund–1

LVIP Global Conservative Allocation Managed Risk Fund
Schedule of Investments (continued)

The following futures contracts were outstanding at March 31, 2025:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Currency Contracts:
5	Australian Dollar	$312,675	$314,704	6/16/25	$—	$(2,029)
8	British Pound	645,550	647,106	6/16/25	—	(1,556)
11	Euro	1,493,525	1,509,965	6/16/25	—	(16,440)
9	Japanese Yen	755,888	768,214	6/16/25	—	(12,326)
					—	(32,351)
Equity Contracts:
2	E-mini MSCI Emerging Markets Index	111,080	115,127	6/20/25	—	(4,047)
13	E-mini Russell 2000 Index	1,317,615	1,339,647	6/20/25	—	(22,032)
35	E-mini S&P 500 Index	9,893,187	9,960,401	6/20/25	—	(67,214)
12	E-mini S&P MidCap 400 Index	3,526,320	3,540,159	6/20/25	—	(13,839)
28	Euro STOXX 50 Index	1,571,042	1,644,783	6/20/25	—	(73,741)
6	FTSE 100 Index	665,923	676,196	6/20/25	—	(10,273)
5	OMXS 30 Index	123,137	132,736	4/16/25	—	(9,599)
2	SPI 200 Index	246,097	248,535	6/19/25	—	(2,438)
5	TOPIX Index	887,392	893,997	6/12/25	—	(6,605)
					—	(209,788)
Total Futures Contracts					$—	$(242,139)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2025.

Summary of Abbreviations:
FTSE–Financial Times Stock Exchange
MSCI–Morgan Stanley Capital International
OMXS–Stockholm Stock Exchange
S&P–Standard & Poor’s
SPI–Swiss Performance Index
TOPIX–Tokyo Stock Price Index
See accompanying notes.
LVIP Global Conservative Allocation Managed Risk Fund–2

LVIP Global Conservative Allocation Managed Risk Fund
Notes
March 31, 2025 (unaudited)
1. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Financial Investments Corporation ("LFI") (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended March 31, 2025, were as follows:
	Value 12/31/24	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 03/31/25	Number of Shares 03/31/25	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-97.57%@
Equity Funds-29.18%@
✧✧LVIP AllianceBernstein Large Cap Growth Fund	$33,943,749	$931,748	$1,382,460	$297,173	$(3,056,721)	$30,733,489	524,677	$—	$—
✧✧LVIP Channing Small Cap Value Fund	3,008,348	184,541	125,435	8,861	(382,215)	2,694,100	244,874	—	—
✧✧LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	37,808,966	61,125	1,854,882	30,667	(1,630,116)	34,415,760	2,432,037	—	—
✧✧LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	12,228,048	744,792	510,492	(46,753)	(1,098,037)	11,317,558	965,827	—	—
✧✧LVIP Macquarie Mid Cap Value Fund	14,042,976	605,242	577,586	46,389	(671,809)	13,445,212	319,440	—	—
✧✧LVIP Macquarie Value Fund	36,779,367	584,410	1,499,633	15,980	(98,187)	35,781,937	1,403,488	—	—
✧✧LVIP SSGA Mid-Cap Index Fund	14,595,462	515,564	598,004	12,289	(916,624)	13,608,687	1,112,457	—	—
✧✧LVIP SSGA Nasdaq-100 Index Fund	1,863,037	2,967	128,576	41,592	(182,070)	1,596,950	117,761	—	—
✧✧LVIP SSGA S&P 500 Index Fund	53,715,826	86,880	2,685,492	1,875,128	(4,064,288)	48,928,054	1,686,244	—	—
✧✧LVIP SSGA Small-Cap Index Fund	7,519,881	406,094	312,129	21,311	(753,947)	6,881,210	231,956	—	—
✧✧LVIP T. Rowe Price Structured Mid-Cap Growth Fund	14,192,265	1,201,919	609,430	8,800	(1,115,606)	13,677,948	454,870	—	—
Fixed Income Funds-58.80%@
×,✧✧LVIP SSGA Short-Term Bond Index Fund	3,746,765	569	3,761,661	(18,783)	33,110	—	—	—	—
✧✧LVIP BlackRock Inflation Protected Bond Fund	14,910,145	23,738	666,912	(38,594)	412,458	14,640,835	1,583,478	—	—
✧✧LVIP JPMorgan Core Bond Fund	182,096,702	10,580,928	631,691	(22,928)	5,579,100	197,602,111	19,982,011	—	—
✧✧LVIP JPMorgan High Yield Fund	20,946,053	33,351	974,840	(23,478)	215,682	20,196,768	2,041,108	—	—
✧✧LVIP Macquarie Bond Fund	182,339,088	586,227	19,747,018	(2,765,818)	7,069,021	167,481,500	14,398,341	—	—
✧✧LVIP SSGA Bond Index Fund	29,762,260	155,964	1,166,839	(149,412)	940,185	29,542,158	2,943,032	—	—
Global Equity Fund-0.29%@
✧✧LVIP BlackRock Real Estate Fund	2,150,441	43,042	87,513	1,447	26,023	2,133,440	283,476	—	—
International Equity Funds-9.30%@
✧✧LVIP Franklin Templeton Multi-Factor International Equity Fund	11,742,467	18,871	1,092,188	24,247	990,796	11,684,193	1,335,489	—	—
✧✧LVIP Loomis Sayles Global Growth Fund	7,402,493	11,869	748,201	283,559	(473,587)	6,476,133	371,168	—	—
✧✧LVIP MFS International Growth Fund	15,835,897	25,518	1,347,554	331,945	460,703	15,306,509	741,666	—	—
✧✧LVIP Mondrian International Value Fund	19,037,599	30,384	1,710,160	93,507	2,046,386	19,497,716	1,047,701	—	—
✧✧LVIP SSGA International Index Fund	17,037,735	24,615	3,372,165	690,265	599,069	14,979,519	1,328,914	—	—
Total	$736,705,570	$16,860,358	$45,590,861	$717,394	$3,929,326	$712,621,787		$—	$—

@ As a percentage of Net Assets as of March 31, 2025.
✧✧ Standard Class shares.
× Issuer is no longer an investment of the Fund at March 31, 2025.
LVIP Global Conservative Allocation Managed Risk Fund–3